SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of disaggregates cash balances by currency denomination

	March 31, 2023	March 31, 2022
Cash denominated in:
USD	$5,606,972	$14,769,720
GBP	4,446,720	2,911,117
Euro	51,443	68,396
Total	$10,105,135	$17,749,233

Schedule of common stock underlying outstanding options

	March 31,
	2023	2022

Warrants	6,369,304	1,573,098
Stock options	40,000	40,000

	6,409,304	1,613,098

Schedule of exchange rates translate amounts

	As of March 31,
	2023	2022
Exchange rates at March 31:
GBP:USD	1.236	1.316
EURO:USD	1.138	1.184

	For the Years Ended March 31,
	2023	2022
Average exchange rate during the year ended March 31:
GBP:USD	1.215	1.342

Schedule of assets and liabilities at fair value

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets	$—	$—	$—	$—
Total assets	$—	$—	$—	$—

Liabilities
Foreign exchange contract derivative liability	$—	$731,730	$—	$731,730
Warrant derivative liability	—	—	3,092,000	3,092,000
Total liabilities	$—	$731,730	$3,092,000	$3,823,730

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets	$—	$—	$—	$—
Total assets	$—	$—	$—	$—

Liabilities
Foreign exchange contract derivative liability	$—	$440,196	$—	$440,196
Total liabilities	$—	$440,196	$—	$440,196

Schedule of warrant derivative liability measured at fair value on a recurring basis

March 31, 2023
Warrant liability
Balance as of beginning of period – March 31, 2022	$—
Fair value of warrant liability recognized upon issuance of warrants in January 2023	4,956,000
Change in fair value of warrant derivative liability	(1,864,000)
Balance as of end of period – March 31, 2023	$3,092,000